RELATED PARTIES - Key Management Personnel Compensation (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Related Party [Abstract]
Short-term employee benefits	$ 11	$ 16
Share-based compensation and other	13	13
Total compensation of key management	$ 24	$ 29